Other gains/(losses) - net (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Detailed Information About Other Gains Losses Net Explanatory

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Government grants	164,988	251,309	408,164
Input VAT super-deduction	81,850	46,127	92,230
ADS transferring income	3,444	109,843	236,827
Foreign exchange gains/(losses)	192,337	206,753	(877,232)
Others	(58,349)	(114,653)	143,470

	384,270	499,379	3,459